Employee benefit expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee benefit expenses
Wages and salaries (including bonuses)	£ (249,564,000)	£ (293,424,000)	£ (255,637,000)
Social security costs	(29,743,000)	(34,799,000)	(31,396,000)
Share-based payments (note 27)	(1,435,000)	(1,251,000)	(6,216,000)
Pension costs - defined contribution schemes (note 28.2)	(3,287,000)	(2,882,000)	(2,686,000)
Total employee benefit expenses	£ (284,029,000)	£ (332,356,000)	£ (295,935,000)